Offerings	Mar. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	188,797,009
Maximum Aggregate Offering Price	$ 59,676,846,574.81
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,241,372.51
Rule 457(f)	true
Amount of Securities Received | shares	188,797,009
Value of Securities Received, Per Share	316.09
Value of Securities Received	$ 59,676,846,574.81
Fee Note MAOP	$ 59,676,846,574.81
Offering Note	The amount registered represents up to 188,797,009 shares of Class A common stock, par value $0.0001 per share, of Visa ("Class A common stock") that can be issued upon conversion of (i) up to 61,378,320 shares of Class B-3 common stock, par value $0.0001 per share, of Visa ("Class B-3 common stock") and (ii) up to 24,067,298 shares of Class C common stock, par value $0.0001 per share, of Visa ("Class C common stock") being offered in exchange for shares of Class B-1 common stock, par value $0.0001 per share, of Visa ("Class B-1 common stock") and Class B-2 common stock, par value $0.0001 per share, of Visa ("Class B-2 common stock"), in each case, pursuant to the exchange offer (the "Current Exchange Offer") described in the prospectus forming a part of the registration statement filed by Visa on Form S-4, with which this exhibit is filed (the "S-4 Registration Statement"). The maximum aggregate offering price, estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"), is based on the product of (i) $316.09 the average of the high and low prices of Class A common stock of Visa as reported on the New York Stock Exchange on February 27, 2026 and (ii) 188,797,009, the maximum number of shares of Class A common stock into which shares of Class B-3 common stock and Class C common stock to be issued in the Exchange Offer are convertible (based on the Applicable Conversation Rates (as such term is defined in the S-4 Registration Statement) for Class B-1, Class B-2 common stock and Class C common stock. Pursuant to Rule 457(f)(3) under the Securities Act, the maximum aggregate offering price excludes estimated cash to be paid by Visa in lieu of issuing fractional shares calculated on an aggregate basis.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B-3 common stock, par value $0.0001 per share
Amount Registered | shares	61,378,320
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class C common stock, par value $0.0001 per share
Amount Registered | shares	24,067,298
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(i) under the Securities Act.